Deferred revenues	12 Months Ended
Dec. 31, 2022
Deferred Revenues
Deferred revenues

23.	Deferred revenues

The Group received amounts from business partners on exclusivity in the intermediation of additional or extended warranty services, and the subsidiary Sendas received amounts for the rental of back lights for exhibition of products from certain suppliers at its stores.

	2022	2021

Deferred revenue in relation to sale of real estate property	25	30
Additional or extended warranties	-	11
Services rendering agreement	50	11
Revenue from credit card operators and banks	129	106
Gift Card	47	182
Others	2	108
	253	448

Current	156	383
Non-current	97	65